Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Expense [Line Items]
Financial expenses	$ 60,629	$ 37,822	$ 42,173
Sociedad Minera Cerro Verde S.A.A. [Member]
Finance Expense [Line Items]
Interest on disputed mining royalties (a)	15,334	43,838	68,107
Interest on senior unsecured credit facility (see Note 10(a))	10,127	22,351	39,083
Interest for leases (see Note 10(b))	4,371	4,875	5,242
Excess of salaries limit in workers profit sharing (b)	1,638	16,591
Amortization debt issuance cost (See Note 10(c))	955	1,673	1,768
Other financial expenses	783	891	2,395
Extinguishment of debt - debt issuance cost (see Note 10(c))	289	902	1,298
Capitalized Interest associated to capital projects	(1,997)	(2,544)	(4,504)
Tax contingencies (c)	0	54,098	2,488
Financial expenses	$ 31,500	$ 142,675	$ 115,877